Annual Fund Operating Expenses - (American Beacon Ionic Inflation Protection ETF) - (American Beacon Ionic Inflation Protection ETF) - American Beacon Ionic Inflation Protection ETF	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.70%	[3]

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Other Expenses are based on estimated expenses for the current fiscal year.
[3]	The Fund is the successor to the Ionic Inflation Protection ETF (the “Predecessor Fund”), pursuant to a reorganization that occurred on April 11, 2025 (“Closing Date”) in which the Fund adopted the financial statements and performance history of the Predecessor Fund. The Total Annual Fund Operating Expenses of the Fund’s shares reflect the Fund’s estimated expenses for the current fiscal year.